Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Future Unconditional Purchase Obligations	The future unconditional purchase obligations are as follows:

December 31,

2019
2020	300
2021	219
2022	180
2023	160
2024	62
2025 and thereafter	1
922